Vessel Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations
The amount in the accompanying consolidated statements of comprehensive income are analyzed as follows:

	Year ended December 31,
	2022	2023	2024
Vessels’ Operating Expenses
Crew wages and related costs	8,592,098	13,452,713	13,899,451
Insurance	780,973	1,168,486	1,300,635
Repairs and maintenance	2,474,586	3,884,234	3,800,814
Spares and consumable stores	2,901,979	4,821,081	4,713,148
Miscellaneous expenses	1,643,500	2,315,920	2,658,686

Total	16,393,136	25,642,434	26,372,734